COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended
Mar. 31, 2015 USD ($) d $ / mo
Commitments And Contingencies 1	3
Commitments And Contingencies 2	$ 5,000
Commitments And Contingencies 3 | $ / mo	6,000
Commitments And Contingencies 4 | $ / mo	7,000
Commitments And Contingencies 5	3
Commitments And Contingencies 6	$ 2,085
Commitments And Contingencies 7	8.00%
Commitments And Contingencies 8	7.00%
Commitments And Contingencies 9 | d	30
Commitments And Contingencies 10	4
Commitments And Contingencies 11	$ 870